Investment Strategy - BALLAST SMALL/MID CAP ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser seeks to generate positive risk adjusted returns, meaning positive rates of return after adjustment for the amount of risk taken, by investing primarily in equity securities of small and midsize U.S. companies that the Adviser believes are underpriced due to misperception of future earnings growth relative to the Adviser’s expectations for growth over the long-term. The Adviser considers small capitalization and mid capitalization companies to be those with market capitalizations between $100 million and $15 billion at the time of the initial purchase. The Fund may invest in companies in any economic sector.

The Adviser, which actively manages the Fund, emphasizes investments in high quality, financially sound companies that have the ability to execute their business plans in both favorable and unfavorable environments leading to outperformance over the long term. In identifying investments, the Adviser evaluates the company as a whole, including (1) whether management teams have demonstrated successful operation of their businesses in unfavorable and favorable market environments; (2) balance sheets; (3) cash flow; and (4) return on capital.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stocks) of domestic companies with small to medium market capitalizations (the “80% Policy”). The 80% Policy is a non-fundamental investment policy and therefore may be changed by the Board upon at least sixty days’ notice to shareholders.

The Fund may also invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient companies appropriate for investment. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.